INTEREST AND OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INTEREST AND OTHER RECEIVABLES
Schedule of interest and other receivables

	JUNE 30, 2013	DECEMBER 31, 2012
	(in thousands)
Other receivables	$66	$425
Interest receivable	42	82

	$108	$507

	DECEMBER 31,
	2012	2011
	(in thousands)
Other receivables	$425	$60
Interest receivable	82	112

	$507	$172